Provisions (Details) - GBP (£) £ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Opening provision at 1 January	£ 207	£ 50
Utilisation of provision	(207)	(43)
Provision recognised/(released) in the year		200
Closing provision		£ 207